Discontinued Operation (Tables)	12 Months Ended
Sep. 30, 2021
Discontinued Operations and Disposal Groups [Abstract]
Schedule of current assets and current liabilities of the discontinued operation
	As of September 30,
	2020	2021
Assets of discontinued operation
Accounts receivable*	$393,531	$82,790
Advance to suppliers	1,077	1,135
Other receivable and prepaid expense	356,176	8,072
Total current assets	750,784	91,997
Property, plant and equipment, net	739,154	46,381
Total assets	$1,489,938	$138,378

Liabilities of discontinued operation
Accounts payable	320,001	293,073
Advance from customers	35,324	35,971
Other payable	286,462	664
Income tax payable	477,897	479,513
Total current liabilities	1,119,684	809,221
Total liabilities	$1,119,684	$809,221

*	The accounts receivables as of September 30, 2021 has been subsequently collected in November 2021.

Schedule of revenues and income(loss) from discontinued operation
	For the years ended September 30,
	2019	2020	2021
Net revenues	$6,334,585	$1,595,227	$342,636
Cost of revenues	(3,779,369)	(1,348,578)	(292,266)
Loss on the disposal of the production line	(151,298)	-	-
Income (loss) from discontinued operation before income tax	1,960,866	(76,291)	(26,272)
Income tax benefit (expense)	(536,565)	18,915	(10,132)
Income (loss) from discontinued operation, net of income tax	$1,424,301	$(57,376)	$(36,404)